Schedule of Investments
March 31, 2021 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.18%

Biotech & Pharma - 2.10%
ALK-Abello A/S Class B (Denmark) (2)	2,000	759,921
UCB SA (Belgium) (2)	20	1,903
		761,824

Chemicals - 1.46%
Umicore SA (Belgium) (2)	10,030	532,044

Commercial Services - 1.84%
Eurofins Scientific SE (Luxembourg)	7,000	669,159

Consumer Discretionary Products - 4.54%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom)	40,000	1,102,153
Watches of Switzerland Group PLC (United Kingdom) (2)	60,000	546,666
		1,648,819

Consumer Discretionary Services - 2.30%
Entain PLC (Isle of Man) (2)	40,000	836,952

Containers & Packaging - 1.78%
DS Smith PLC (United Kingdom) (2)	115,000	646,260

Electrical Equipment - 1.24%
Japan Elevator Service Holdings Co., Ltd. (Japan)	21,000	451,319

Hardware - 4.28%
Nidec Corp. (Japan)	5,240	635,706
SLM Solutions Group AG (Germany) (2)	20,000	420,328
Tobii AB (Sweden) (2)	70,000	499,648
		1,555,682

Health Care - 1.57%
Dermapharm Holding SE (Germany) (2)	8,000	572,415

Health Care Facilities & Services - 2.56%
Amplifon SpA (Italy) (2)	25,000	930,609

Iron & Steel - 1.72%
BHP Billiton Ltd. (Australia) (2)	9,000	624,510

Machinery - 3.62%
Disco Corp. (Japan)	1,960	615,033
Interroll Holding AG (Switzerland) (2)	100	353,492
THK Co. Ltd. (Japan) (2)	10,050	347,578
		1,316,103

Media - 10.11%
Adevinta ASA Class B (Norway) (2)	16,181	238,086
CyberAgent, Inc. (Japan) (2)	36,120	650,044
Future PLC (United Kingdom)	40,150	1,059,245
Publicis Groupe SA (France) (2)	10,235	624,662
Stroeer SE & Co. KGaA (Germany) (2)	3,530	287,727
Uuum, Inc. (Japan) (2)	19,030	316,015
Z Holdings Corp. (Japan)	100,500	499,678
		3,675,457

Medical Equipment & Devices - 3.62%
Biocartis Group NV (Belgium) (2)	85,100	446,625
Jeol Ltd. (Japan)	10,050	398,399
Lumibird (France) (2)	23,092	471,770
		1,316,794

Metal Mining - 1.71%
Rio Tinto PLC (United Kingdom)	8,000	621,200

Pharmaceutical Preparations - 1.36%
Jazz Pharmaceuticals PLC (Ireland) (2)	3,000	493,110

Real Estate - 1.62%
Capital & Counties Properties PLC (United Kingdom) (2)	250,000	588,224

Renewable Energy - 1.42%
SolarEdge Technologies, Inc. (Israel) (2)	1,800	517,392

Retail -Consumer Staples - 2.32%
Ocado Group PLC (United Kingdom) (2)	30,100	844,306

Retail-Discretionary - 12.72%
ASOS PLC (United Kingdom) (2)	10,075	768,516
Boozt AB (Sweden)(2)	30,000	625,748
Dustin Group AB (Sweden) (2)	46,200	471,777
Mercari, Inc. (Japan) (2)	12,000	543,967
MonotaRO Co. Ltd. (Japan) (2)	17,100	462,313
Moonpig Group PLC (United Kingdom) (2)	105,000	614,523
Rakuten, Inc. ADR (2)	10,000	120,800
Rakuten, Inc. (Japan) (2)	35,300	420,443
Zalando SE (Germany) (2)	6,090	597,381
		4,625,468

Retail and Wholesale-Discretionary - 1.52%
Fnac Darty SA (France) (2)	9,000	552,560

Retail and Wholesale Staples - 2.58%
Zur Rose Group AG (Switzerland) (2)	2,500	939,295

Semiconductors - 11.08%
Advantest Corp. (Japan) (2)	8,000	699,283
Infineon Technologies AG (Germany)	11,060	468,969
IQE PLC (United Kingdom) (2)	250,000	202,277
Lasertec Corp. (Japan)	4,000	524,462
Nordic Semiconductor ASA (Norway) (2)	37,400	670,065
PVA TePla AG (Germany) (2)	12,000	358,874
STMicroelectronics NV ADR (Netherlands)	10,100	387,133
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,050	715,594
		4,026,657

Software - 15.42%
Accesso Technology Group PLC (United Kingdom)	75,000	656,454
Basware Oyj (Finland) (2)	13,100	563,074
Blackberry Ltd. (Canada) (2)	75,000	632,250
Comture Corp. (Japan)	22,080	532,351
Frontier Developments PLC (United Kingdom) (2)	20,000	749,839
Learning Technologies Group PLC (United Kingdom) (2)	350,000	724,614
RaySearch Laboratories AB Class B (Sweden) (2)	70,200	719,266
Vitec Software Group AB Class B (Sweden)	10,100	434,171
ZOO Digital Group PLC (United Kingdom) (2)	400,000	595,460
		5,607,479

Specialty Apparel Stores - 1.08%
Hugo Boss AG (Germany) (2)	10,000	392,533

Specialty Finance - 1.01%
Adyen NV (Netherlands) (2)	164	366,115

Tech Hardware & Semiconductors - 1.60%
ASM International NV (Netherlands) (2)	2,000	581,704

Total Common Stocks	(Cost $ 26,201,938)	35,693,990

Money Market Registered Investment Companies - 1.84%

First American Government Obligations Fund Class X 0.066% (3)	667,692	667,692

Total Money Market Registered Investment Companies	(Cost $ 667,692)	667,692

Total Investments - 100.02%	(Cost $ 26,869,630)	36,361,682

Liabilities in Excess of Other Assets - (0.02%)		(6,655)

Total Net Assets - 100.00%		36,355,027

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$36,361,682	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$36,361,682	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of March 31, 2021, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Australia		1.72%
Belgium		2.70%
Canada		1.74%
Denmark		2.09%
Finland		1.55%
France		4.54%
Germany		8.52%
Ireland		1.36%
Isle of Man		2.30%
Israel		1.42%
Italy		2.56%
Japan		19.52%
Luxembourg		1.84%
Netherlands		3.67%
Norway		2.50%
Sweden		7.57%
Switzerland		3.56%
Taiwan		1.97%
United Kingdom		26.74%
United States		2.17%
		100.04%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2021.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.